ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

	As of December 31,
	2018	2019
Accounts receivable	910	2,896
Less: allowance for doubtful accounts	(34)	(92)
Accounts receivable, net	876	2,804

Schedule of movement of allowance for doubtful accounts

	As of December 31,
	2018	2019
Balance at beginning of the year	36	34
Addition	—	58
Foreign currency adjustment	(2)	—
Balance at end of the year	34	92